SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Floating Rate Fund
DWS Global Inflation Fund
DWS Unconstrained Income Fund
DWS Unconstrained Income VIP

The following changes are effective on or about May 31, 2013:

All disclosure and references in each fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.